S000093945 [Member] Expense Example - AB Core Bond ETF - AB Core Bond ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	158
Expense Example, with Redemption, 10 Years	$ 356